UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-21443

BlackRock Dividend AchieversTM Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Dividend AchieversTM Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME       LIQUIDITY       EQUITIES       ALTERNATIVES       BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2005 (UNAUDITED)

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Health Sciences Trust (BME)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

S&P Quality Rankings Global Equity Managed Trust (BQY)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1
Trusts’ Summaries	2
Portfolios of Investments	7
Financial Statements
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	29
Dividend Reinvestment Plans	33
Additional Information	33
Notice to Shareholders	34

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

April 30, 2005

Dear Shareholder:

     We are pleased to present the semi-annual report for BlackRock Dividend Achievers™ Trust, BlackRock Global Energy and Resources Trust, BlackRock Health Sciences Trust, BlackRock Strategic Dividend Achievers™ Trust and S&P Quality Rankings Global Equity Managed Trust (the “Trusts”) for the six months ended April 30, 2005. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The Trusts seek to provide long-term total return through a combination of current income and capital appreciation by investing in common stocks that pay above-average dividends and have the potential for capital appreciation.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, is recognized for its emphasis on risk management and proprietary analytics, and for its reputation for managing money for the world’s largest institutional investors. As of March 31, 2005, BlackRock’s assets under management totaled approximately $391 billion across various investment strategies. BlackRock is also a significant provider of risk management and advisory services that combine our capital markets expertise with our proprietarily developed risk management systems and technology. As of March 31, 2005, BlackRock provided risk management services to portfolios with aggregate assets of over $2.5 trillion. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., which manages the trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Dividend Achievers Trust (BDV)

Trust Information

Symbol on New York Stock Exchange:	BDV

Initial Offering Date:	December 23, 2003

Closing Market Price as of 4/30/05:	$14.03

Net Asset Value as of 4/30/05:	$14.64

Current Quarterly Distribution per Share:[1]	$0	.225000

Current Annualized Distribution per Share:[1]	$0	.900000

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$14.03	$14.98	(6.34)%	$15.20	$13.37

NAV	$14.64	$14.67	(0.20)%	$15.29	$14.24

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown[2]

Composition	April 30, 2005	October 31, 2004

Financial Institutions	42%	42%

Energy	15	17

Consumer Products	13	15

Health Care	11	5

Telecommunications	6	9

Real Estate	5	5

Industrials	2	4

Basic Materials	2	1

Conglomerates	3	1

Automotive	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Global Energy and Resources Trust (BGR)

Trust Information

Symbol on New York Stock Exchange:	BGR

Initial Offering Date:	December 29, 2004

Closing Market Price as of 4/30/05:	$22.87

Net Asset Value as of 4/30/05:	$24.20

Current Quarterly Distribution per Share:[1]	$0	.375000

Current Annualized Distribution per Share:[1]	$1	.500000

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/05	High	Low

Market Price	$22.87	$25.75	$21.75

NAV	$24.20	$26.32	$23.66

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown

Country	April 30, 2005

United States	63%

Canada	20

United Kingdom	3

Australia	2

Bermuda	2

China	2

France	2

Netherlands	2

Norway	2

Denmark	1

Italy	1

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Health Sciences Trust (BME)

Trust Information

Symbol on New York Stock Exchange:	BME

Initial Offering Date:	March 31, 2005

Closing Market Price as of 4/30/05:	$23.80

Net Asset Value as of 4/30/05:	$24.47

Current Quarterly Distribution per Share:[1]	$0	.000000

Current Annualized Distribution per Share:[1]	$0	.000000

[1]	A distribution has been declared subsequent to the date of this report. See notes to financial statements.

The table below summarizes the Trust’s market price and NAV:

	4/30/05	High	Low

Market Price	$23.80	$25.14	$23.50

NAV	$24.47	$24.47	$23.77

All of the Trust’s long-term investments are in the health sciences industry.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
BlackRock Strategic Dividend Achievers Trust (BDT)

Trust Information

Symbol on New York Stock Exchange:	BDT

Initial Offering Date:	March 30, 2004

Closing Market Price as of 4/30/05:	$13.71

Net Asset Value as of 4/30/05:	$14.58

Current Quarterly Distribution per Share:[1]	$0	.225000

Current Annualized Distribution per Share:[1]	$0	.900000

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$13.71	$14.54	(5.71)%	$15.00	$13.35

NAV	$14.58	$14.96	(2.54)%	$15.88	$14.36

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown[2]

Composition	April 30, 2005	October 31, 2004

Financial Institutions	44%	47%

Energy	18	16

Consumer Products	13	12

Real Estate	10	11

Industrials	10	9

Basic Materials	2	2

Automotive	2	2

Health Care	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

TRUST SUMMARIES (unaudited)
APRIL 30, 2005
S&P Quality Rankings Global Equity Managed Trust (BQY)

Trust Information

Symbol on American Stock Exchange:	BQY

Initial Offering Date:	May 28, 2004

Closing Market Price as of 4/30/05:	$13.58

Net Asset Value as of 4/30/05:	$15.88

Current Quarterly Distribution per Share:[1]	$0	.187500

Current Annualized Distribution per Share:[1]	$0	.750000

[1]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	4/30/05	10/31/04	Change	High	Low

Market Price	$13.58	$13.80	(1.59)%	$15.00	$13.25

NAV	$15.88	$15.29	3.86%	$16.38	$15.32

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Breakdown[2]

Composition	April 30, 2005	October 31, 2004

Financial Institutions	23%	23%

Energy	21	20

Real Estate	20	21

Consumer Products	8	8

Telecommunications	6	7

Technology	6	5

Health Care	5	5

Industrials	5	4

Conglomerates	3	3

Basic Materials	2	3

Aero & Defense	1	1

[2]	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	COMMON STOCKS—99.6%
	Automotive—0.8%
142,900	Genuine Parts Co.	$6,130,410

	Basic Materials—1.6%
69,300	PPG Industries, Inc.	4,681,215
225,500	RPM International, Inc.	3,889,875
167,000	Sonoco Products Co.	4,524,030

		13,095,120

	Conglomerates—3.0%
672,000	General Electric Co.	24,326,400

	Consumer Products—13.0%
604,700	Altria Group, Inc.	39,299,453
291,000	Coca-Cola Co. (The)	12,641,040
544,000	ConAgra Foods, Inc.	14,552,000
124,200	Kimberly-Clark Corp.	7,756,290
125,000	May Department Stores Co. (The)	4,385,000
125,000	McDonald’s Corp.	3,663,750
72,000	Procter & Gamble Co. (The)	3,898,800
524,400	Sara Lee Corp.	11,216,916
48,300	Stanley Works (The)	2,078,349
85,300	Universal Corp.	3,893,945

		103,385,543
	Energy—14.9%
150,000	Atmos Energy Corp.	3,945,000
724,000	ChevronTexaco Corp.	37,648,000
407,100	Consolidated Edison, Inc.	17,619,288
267,700	Exxon Mobil Corp.	15,266,931
117,000	National Fuel Gas Co.	3,185,910
251,000	Nicor, Inc.	9,279,470
42,900	Peoples Energy Corp.	1,698,840
199,700	Pinnacle West Capital Corp.	8,367,430
339,300	Progress Energy, Inc.	14,247,207
104,100	Vectren Corp.	2,811,741
67,600	WGL Holdings, Inc.	2,048,956
56,900	WPS Resources Corp.	3,000,337

		119,119,110
	Financial Institutions—42.3%
60,000	American International Group, Inc.	3,051,000
780,600	AmSouth Bancorp	20,545,392
842,200	Bank of America Corp.	37,932,688
634,100	BB&T Corp.	24,863,061
791,300	Citigroup, Inc.	37,159,448
281,400	Comerica, Inc.	16,112,964
346,000	Fifth Third Bancorp	15,051,000
52,600	FirstMerit Corp.	1,290,278
59,100	Hudson United Bancorp	2,024,766
723,200	Keycorp	23,981,312
176,200	Lincoln National Corp.	7,923,714
151,000	MBNA Corp.	2,982,250
39,500	Mercantile Bankshares Corp.	2,006,995
783,800	National City Corp.	26,617,848
432,000	North Fork Bancorporation, Inc.	12,160,800
587,175	Regions Financial Corp.	19,664,491
168,000	Suntrust Bank, Inc.	12,235,440
69,000	T. Rowe Price Group, Inc.	3,806,730
93,100	Valley National Bancorp	2,307,949
908,000	Washington Mutual, Inc.	37,518,560
469,700	Wells Fargo & Co.	28,153,818

		337,390,504

See Notes to Financial Statements.

BlackRock Dividend Achievers Trust (BDV) (continued)

Shares	Description	Value

	Health Care—11.2%
174,100	Abbott Laboratories	$8,558,756
170,200	Eli Lilly & Co.	9,951,594
257,500	Johnson & Johnson	17,672,225
775,200	Merck & Co., Inc.	26,279,280
976,000	Pfizer, Inc.	26,517,920

		88,979,775

	Industrials—2.1%
27,900	Emerson Electric Co.	1,748,493
184,000	Pitney Bowes, Inc.	8,228,480
134,400	RR Donnelley & Sons Co.	4,423,104
207,200	ServiceMaster Co.	2,658,376

		17,058,453

	Real Estate—5.1%
274,000	General Growth Properties, Inc. (REIT)	10,716,140
184,400	Health Care Property Investors, Inc. (REIT)	4,728,015
55,000	Healthcare Realty Trust, Inc. (REIT)	2,123,550
97,000	Home Properties, Inc. (REIT)	4,059,450
134,000	Kimco Realty Corp. (REIT)	7,422,260
94,000	Lexington Corporate Properties Trust (REIT)	2,160,120
102,000	Liberty Property Trust (REIT)	4,062,660
243,200	United Dominion Realty Trust, Inc. (REIT)	5,386,880

		40,659,075

	Telecommunications—5.6%
144,000	Alltel Corp.	8,202,240
1,538,000	SBC Communications, Inc.	36,604,400

		44,806,640

	Total Common Stocks (cost $758,168,852)	794,951,030

	MONEY MARKET FUND—0.1%
1,120,718	Fidelity Institutional Money Market Prime Portfolio (cost $1,120,718)	1,120,718

	Total Investments—99.7% (cost $759,289,570)	796,071,748
	Other assets in excess of liabilities—0.3%	2,340,381

	Net Assets—100.0%	$798,412,129

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Global Energy and Resources Trust (BGR)

Shares	Description	Value

	COMMON STOCKS—98.1%
	Australia—2.2%
429,000	BHP Billiton Ltd. (ADR)	$10,845,120
723,900	Santos Ltd.	5,259,068

		16,104,188

	Bermuda—2.3%
95,000	Nabors Industries Ltd.	5,117,650
606,000	Ship Finance International Ltd.	11,265,540

		16,383,190

	Brazil—0.4%
71,300	Petroleo Brasileiro SA (ADR)	2,989,609

	Canada—19.7%
451,400	Altagas Income Trust	8,693,843
723,500	ARC Energy Trust	9,910,327
459,200	Baytext Energy Trust	4,958,094
282,800	Bonavista Energy Trust	6,728,880
70,700	Canadian Natural Resources Ltd.	3,502,478
298,900	Crescent Point Energy Trust	4,108,550
450,300	Focus Energy Trust	6,943,149
105,700	Fording Canadian Coal Trust	9,390,388
372,040	Harvest Energy Trust	6,655,483
243,900	Husky Energy, Inc.	7,122,941
207,900	NAL Oil & Gas Trust	2,218,241
349,400	Paramount Energy Trust	4,652,356
198,800[1]	Penn West Petroleum Ltd.	13,385,872
188,500	Peyto Energy Trust	7,393,099
111,054	PrimeWest Energy Trust	2,564,237
744,800	Progress Energy Trust	7,412,687
299,800[1]	Savanna Energy Services	4,180,645
147,600	Suncor Energy, Inc.	5,440,536
183,300	Talisman Energy, Inc.	5,526,495
80,400	Trican Well Service Ltd.	5,041,377
560,800	Trinidad Energy Services Income Trust	4,625,109
399,900	Vermilion Energy Trust	6,506,999
258,500	Zargon Energy Trust	4,760,297

		141,722,083

	China—1.7%
116,300	Petrochina Co. Ltd. (ADR)	6,944,273
74,900	Yanzhou Coal Mining Co. Ltd.	5,168,100

		12,112,373

	Denmark—0.7%
600	AP Moller-Maersk A/S	5,317,035

	France—1.8%
28,848	Technip SA	4,915,307
72,000	Total SA (ADR)	7,985,520

		12,900,827

	Italy—0.7%
382,500	Saipem	4,807,076

	Netherlands—1.5%
72,200	IHC Caland NV	4,722,788
109,900	Royal Dutch Petroleum Co. (ADR)	6,401,675

		11,124,463

	Norway—1.9%
41,600	Norsk Hydro ASA	3,322,442
583,400	Statoil ASA (ADR)	10,203,666

		13,526,108

	Spain—0.5%
136,200	Repsol YPF SA (ADR)	3,444,498

See Notes to Financial Statements.

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares	Description	Value

	United Kingdom—3.0%
181,500	BP Amoco PLC (ADR)	$11,053,350
730,273	BG Group PLC	5,671,145
43,600	Rio Tinto PLC (ADR)	5,258,160

		21,982,655

	United States—61.7%
113,000	AGL Resources, Inc.	3,909,800
105,900	Apache Corp.	5,961,111
230,900	Arch Coal, Inc.	10,238,106
217,900	Atmos Energy Corp.	5,730,770
139,900	Burlington Resources, Inc.	6,800,539
356,900	Chesapeake Energy Corp.	6,866,756
49,300	ConocoPhillips	5,169,105
351,100	Consol Energy, Inc.	15,181,564
103,500	Diamond Offshore Drilling, Inc.	4,565,385
69,000	Dominion Resources, Inc.	5,202,600
148,700	Enbridge Energy Partners LP	7,539,090
110,300	EnCana Corp.	7,043,758
546,900	Energy Transfer Partners LP	16,674,981
85,600	ENSCO International, Inc.	2,790,560
94,700	Entergy Corp.	6,941,510
787,400	Enterprise Products Partners LP	20,338,542
356,100	EOG Resources, Inc.	16,932,555
843,500	Esprit Energy Trust	7,601,885
131,100	Exelon Corp.	6,489,450
227,600	Exxon Mobil Corp.	12,980,028
646,900[1]	Fairborne Energy Ltd.	6,804,319
780,300	Keyera Facilities Income Fund	9,463,458
160,600	Keyspan Corp.	6,091,558
348,777	Kinder Morgan Management LLC	15,339,212
677,000	Magellan Midstream Partners LP	22,151,440
397,500	Massey Energy Co.	14,353,725
185,100	McDermott International, Inc.	3,759,381
171,158[1]	National-Oilwell Varco, Inc.	6,801,819
273,000	National Resource Partners LP	14,499,030
99,400[1]	Newfield Exploration Co.	7,060,382
113,000	Noble Corp.	5,751,700
112,800	Noble Energy, Inc.	7,232,736
76,600	Northern Border Partners LP	3,515,940
61,000	Occidental Petroleum Corp.	4,209,000
279,300	Oneok, Inc.	8,060,598
228,800	Patterson-UTI Energy, Inc.	5,484,336
280,700	Peabody Energy Corp.	12,286,239
129,700	Pembina Pipeline Income Fund	1,395,235
289,700	Penn Virginia Resource Partner	13,065,470
268,500	PG&E Corp.	9,322,320
473,500	Plains All American Pipeline LP	19,323,535
18,000[1]	Precision Drilling Corp.	1,299,060
73,000	Public Service Enterprise Group, Inc.	4,241,300
80,000	Schlumberger Ltd.	5,472,800
139,900	Stolt-Nielsen SA (ADR)	4,774,787
437,900	TEPPCO Partners LP	19,346,422
242,000	Transocean, Inc.	11,221,540
226,400	Valero LP	14,263,200
131,600	Weatherford International Ltd.	6,862,940
191,080	XTO Energy, Inc.	5,764,883

		444,176,460

	Total Common Stocks (cost $700,301,164)	706,590,565

Principal
Amount	SHORT-TERM INVESTMENTS—2.1%

	U.S. Treasury Obligations—2.0%
$ 11,200,000	U.S. Treasury Bill, Zero Coupon, 5/05/05	11,196,802
1,400,000	U.S. Treasury Bill, Zero Coupon, 5/12/05	1,398,913
650,000	U.S. Treasury Bill, Zero Coupon, 5/19/05	649,204
1,450,000	U.S. Treasury Bill, Zero Coupon, 5/26/05	1,447,296

	Total U.S. Treasury Obligations (cost $14,692,215)	14,692,215

See Notes to Financial Statements.

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares	Description	Value

	Money Market Fund—0.1%
692,975	Fidelity Institutional Money Market Prime Portfolio (cost $692,975)	$692,975

	Total Short-Term Investments (cost $15,385,190)	15,385,190

	Total investments before outstanding options written (cost $715,686,354)	721,975,755

Contracts

	OUTSTANDING PUT OPTIONS WRITTEN—(0.0)%
(1,000)	Alpha Natural Resources, Inc., strike price $22.50, expires 5/21/05	(102,500)
(90)	Burlington Resources, Inc., strike price $47.50, expires 5/21/05	(8,550)
(215)	ConocoPhillips, strike price $100, expires 5/21/05	(29,025)
(450)	EOG Resources, Inc., strike price $45, expires 5/21/05	(36,000)
(600)	McDermott International, Inc., strike price $20, expires 5/21/05	(84,000)
(200)	Newfield Exploration Co., strike price $70, expires 5/21/05	(34,000)
(240)	Noble Corp., strike price $50, expires 5/21/05	(30,600)
(180)	Occidental Petroleum Corp., strike price $65, expires 5/21/05	(14,400)
(490)	Suncor Energy, Inc., strike price $35, expires 5/21/05	(29,400)
(80)	Weatherford International Ltd., strike price $55, expires 5/21/05	(26,800)

	Total Outstanding Put Options Written (premium received $368,978)	(395,275)

	OUTSTANDING CALL OPTIONS WRITTEN—(0.2)%
(1,130)	AGL Resources, Inc., strike price $35, expires 5/21/05	(25,425)
(165)	Apache Corp., strike price $65, expires 6/18/05	(5,775)
(760)	Arch Coal, Inc., strike price $50, expires 5/21/05	(13,300)
(1,420)	BHP Billiton Ltd., strike price $30, expires 5/21/05	(10,650)
(10)	BHP Billiton Ltd., strike price $35, expires 5/21/05	(50)
(520)	BP Amoco PLC, strike price $65, expires 5/21/05	(7,800)
(220)	BP Amoco PLC, strike price $60, expires 5/21/05	(27,500)
(460)	Burlington Resources, Inc., strike price $55, expires 5/21/05	(4,600)
(465)	Burlington Resources, Inc., strike price $50, expires 5/21/05	(44,175)
(125)	ConocoPhillips, strike price $115, expires 5/21/05	(3,125)
(310)	Consol Energy, Inc., strike price $45, expires 6/18/05	(58,900)
(1,440)	Consol Energy, Inc., strike price $50, expires 5/21/05	(21,600)
(298)	Consol Energy, Inc., strike price $50, expires 7/16/05	(34,270)
(830)	Diamond Offshore Drilling, Inc., strike price $55, expires 5/21/05	(4,150)
(225)	Dominion Resources, Inc., strike price $75, expires 7/16/05	(64,125)
(225)	Dominion Resources, Inc., strike price $75, expires 5/21/05	(40,500)
(240)	Dominion Resources, Inc., strike price $80, expires 5/21/05	(4,800)
(335)	EnCana Corp., strike price $70, expires 5/21/05	(9,212)
(550)	Entergy Corp., strike price $75, expires 6/18/05	(49,500)
(615)	EOG Resources, Inc., strike price $55, expires 7/16/05	(63,037)
(275)	EOG Resources, Inc., strike price $50, expires 6/18/05	(47,437)
(435)	Exelon Corp., strike price $50, expires 7/16/05	(45,675)
(500)	ExxonMobil Corp., strike price $65, expires 7/16/05	(17,500)
(765)	ExxonMobil Corp., strike price $60, expires 5/21/05	(26,775)
(365)	Massey Energy Co., strike price $40, expires 5/21/05	(10,950)
(220)	Massey Energy Co., strike price $40, expires 6/18/05	(20,900)
(400)	Massey Energy Co., strike price $45, expires 6/18/05	(8,000)
(1,200)	McDermott International, Inc., strike price $20, expires 5/21/05	(198,000)
(310)	Nabors Industries Ltd., strike price $65, expires 5/21/05	(1,550)
(310)	Nabors Industries Ltd., strike price $60, expires 6/18/05	(27,900)
(880)	National-Oilwell Varco, Inc., strike price $50, expires 5/21/05	(8,800)
(370)	National-Oilwell Varco, Inc., strike price $45, expires 05/21/05	(9,250)
(285)	Newfield Exploration Co., strike price $75, expires 5/21/05	(24,938)
(285)	Newfield Exploration Co., strike price $80, expires 5/21/05	(4,275)
(130)	Newfield Exploration Co., strike price $80, expires 6/18/05	(8,450)
(640)	Noble Corp., strike price $60, expires 5/21/05	(6,400)
(150)	Noble Corp., strike price $55, expires 6/18/05	(18,000)
(370)	Noble Energy, Inc., strike price $70, expires 5/21/05	(8,325)
(285)	Occidental Petroleum Corp., strike price $80, expires 5/21/05	(2,138)
(750)	Patterson-UTI Energy, Inc., strike price $27.50, expires 5/21/05	(11,250)
(750)	Patterson-UTI Energy, Inc., strike price $25, expires 5/21/05	(33,750)
(880)	Peabody Energy Corp., strike price $45, expires 6/18/05	(158,400)
(260)	Peabody Energy Corp., strike price $47.50, expires 5/21/05	(11,700)
(130)	Peabody Energy Corp., strike price $50, expires 6/18/05	(7,475)
(380)	Petrochina Co. Ltd., strike price $70, expires 6/18/05	(3,800)
(180)	Precision Drilling Corp., strike price $80, expires 5/21/05	(4,950)

See Notes to Financial Statements.

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(continued)
(200)	Rio Tinto PLC, strike price $130, expires 6/18/05	$(35,000)
(365)	Royal Dutch Petroleum Co., strike price $65, expires 7/16/05	(8,213)
(140)	Schlumberger Ltd., strike price $70, expires 5/21/05	(14,000)
(140)	Schlumberger Ltd., strike price $75, expires 6/18/05	(7,700)
(500)	Statoil ASA, strike price $20, expires 7/16/05	(11,250)
(600)	Talisman Energy, Inc., strike price $35, expires 5/21/05	(12,000)
(235)	Total SA, strike price $125, expires 5/21/05	(2,350)
(780)	Transocean, Inc., strike price $55, expires 5/21/05	(15,600)
(600)	Transocean, Inc., strike price $50, expires 5/21/05	(33,000)
(334)	Transocean, Inc., strike price $55, expires 8/20/05	(42,585)
(355)	Weatherford International Ltd., strike price $60, expires 5/21/05	(2,663)
(240)	Weatherford International Ltd., strike price $55, expires 5/21/05	(9,600)
(1,260)	XTO Energy, Inc., strike price $35, expires 5/21/05	(12,600)
(485)	XTO Energy, Inc., strike price $37.50, expires 8/20/05	(38,703)

	Total Outstanding Call Options Written (premium received $3,142,900)	(1,464,346)

	Total Investments, net of outstanding options written—100.0%	$720,116,134
	Other assets in excess of liabilities—0.0%	93,019

	Net Assets—100.0%	$720,209,153

[1]	Non-income producing security.

KEY TO ABBREVIATIONS
ADR — American Depository Receipts
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Health Sciences Trust (BME)

Shares		Description	Value

		COMMON STOCKS—77.9%
		Health Sciences—77.9%
140,600		Abbott Laboratories	$6,911,896
454,000	[1]	Abgenix, Inc.	3,164,380
89,600	[1]	Alexion Pharmaceuticals, Inc.	1,858,304
78,600		Amgen, Inc.	4,575,306
24,900	[1]	Arena Pharmaceuticals, Inc.	133,962
50,900	[1]	Aspect Medical Systems, Inc.	1,274,027
40,100		AstraZeneca PLC	1,762,395
54,500		CR Bard, Inc.	3,878,765
17,600		Bausch & Lomb, Inc.	1,320,000
91,800		Baxter International, Inc.	3,405,780
9,000		Beckman Coulter, Inc.	600,390
62,300		Becton Dickinson & Co.	3,645,796
139,598	[1]	BioMarin Pharmaceuticals, Inc.	827,816
20,000	[1]	Biogen Idec, Inc.	724,800
100,100		Bristol-Myers Squibb Co.	2,602,600
33,300	[1]	Cardiome Pharma Corp.	196,470
190,700	[1]	Caremark Rx, Inc.	7,637,535
79,400	[1]	Community Health Systems, Inc.	2,894,130
182,800	[1]	Cytyc Corp.	3,895,468
51,200	[1]	DJ Orthopedics, Inc.	1,287,680
20,600		Dentsply International, Inc.	1,125,996
12,800		Diagnostic Products Corp.	620,800
14,900	[1]	Express Scripts, Inc.	1,335,636
78,800	[1]	Gene Logic, Inc.	224,580
148,600	[1]	Genentech, Inc.	10,541,684
30,800	[1]	Guidant Corp.	2,281,664
36,907	[1]	ICOS Corp.	832,622
61,067	[1]	InterMune, Inc.	659,524
47,300		iShares Dow Jones U.S. Healthcare Sector Index Fund	2,861,177
31,600		IVAX Corp.	597,240
39,300	[1]	Kinetic Concepts, Inc.	2,414,985
21,200	[1]	LifePoint Hospitals, Inc.	942,340
71,700	[1]	Medco Health Solutions, Inc.	3,654,549
99,700		Merck & Co., Inc.	3,379,830
41,600		Millipore Corp.	2,005,952
37,300	[1]	Momenta Pharmaceuticals, Inc.	291,686
31,500		Omnicare, Inc.	1,092,105
293,800		Pfizer, Inc.	7,982,546
167,300		Roche Holding AG	10,090,415
184,200		Sanofi-Aventis	8,172,954
127,300		Shire Pharmaceuticals PLC	3,956,484
119,100		STERIS Corp.	2,820,288
29,500	[1]	Symmetry Medical, Inc.	507,400
28,300	[1]	Triad Hospitals, Inc.	1,450,375
78,000	[1]	UnitedHealth Group, Inc.	7,371,780
31,000		Universal Health Services, Inc.	1,758,940
25,100	[1]	WellPoint, Inc.	3,206,525
128,100		Wyeth	5,756,814
30,800	[1]	Zimmer Holdings, Inc.	2,507,736

		Total Common Stocks (cost $139,396,866)	143,042,127

Principal
Amount		SHORT-TERM INVESTMENTS—28.7%

		U.S. Treasury & Agency Obligations—28.6%
$3,400,000		Federal Home Loan Bank Corp., 5/02/05	3,399,750
38,000,000		U.S. Treasury Bill, 5/19/05	37,949,226
11,200,000		U.S. Treasury Note, 5/12/05	11,191,068

		Total U.S. Treasury & Agency Obligations (cost $52,540,044)	52,540,044

See Notes to Financial Statements.

BlackRock Health Sciences Trust (BME) (continued)

Shares	Description	Value

	Money Market Funds—0.1%
86,072	Fidelity Institutional Money Market Prime Portfolio (cost $86,072)	$86,072

	Total Short-Term Investments (cost $52,626,116)	52,626,116

	Total investments before outstanding options written (cost $192,022,982)	195,668,243

Contracts

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(15)	Affymetrix, Inc., strike price $40, expires 5/21/05	(300)
(200)	Alexion Pharmaceuticals, Inc., strike price $20, expires 5/21/05	(11,500)
(110)	Amgen, Inc., strike price $55, expires 5/21/05	(2,200)
(853)	Amylin Pharmaceuticals, Inc., strike price $12.50, expires 05/21/05	(17,060)
(255)	Biogen Idec, Inc., strike price $35, expires 5/21/05	(20,400)
(200)	Cytyc Corp., strike price $20, expires 5/21/05	(6,500)
(65)	Express Scripts, Inc., strike price $85, expires 5/21/05	(6,500)
(130)	Genentech, Inc., strike price $65, expires 5/21/05	(8,125)
(100)	Kinetic Concepts, Inc., strike price $55, expires 5/21/05	(3,750)
(180)	Lifepoint Hospitals, Inc., strike price $40, expires 5/21/05	(12,600)
(395)	Martek Biosciences Corp., strike price $30, expires 05/21/05	(8,887)
(320)	Millipore Corp., strike price $45, expires 5/21/05	(5,600)
(190)	Shire Pharmaceuticals PLC, strike price $30, expires 5/21/05	(8,550)
(110)	Triad Hospitals, Inc., strike price $50, expires 5/21/05	(11,550)
(70)	UnitedHealth Group, Inc., strike price $85, expires 5/21/05	(2,800)
(50)	WellPoint, Inc., strike price $115, expires 5/21/05	(1,750)
(360)	Zimmer Holdings, Inc., strike price $75, expires 5/21/05	(9,900)

	Total Outstanding Put Options Written (premium received $209,256)	(137,972)

	OUTSTANDING CALL OPTIONS WRITTEN—(0.1)%
(170)	Alexion Pharmaceuticals, Inc., strike price $22.50, expires 5/21/05	(13,600)
(71)	Diagnostic Products Corp., strike price $50, expires 5/21/05	(5,148)
(65)	Express Scripts, Inc., strike price $95, expires 5/21/05	(4,875)
(255)	Genentech, Inc., strike price $80, expires 6/18/05	(28,050)
(510)	Genentech, Inc., strike price $75, expires 5/21/05	(56,100)
(231)	ICOS Corp., strike price $22.50, expires 5/21/05	(21,368)
(90)	Lifepoint Hospitals, Inc., strike price $45, expires 5/21/05	(10,350)
(170)	Medco Health Solutions, Inc., strike price $55, expires 6/18/05	(14,450)
(134)	STERIS Corp., strike price $25, expires 6/18/05	(5,025)
(256)	Universal Health Services, Inc., strike price $55, expires 5/21/05	(58,880)
(110)	Zimmer Holdings, Inc., strike price $85, expires 5/21/05	(5,500)

	Total Outstanding Call Options Written (premium received $276,921)	(223,346)

	Total investments net of outstanding options written—106.4% (cost $191,536,136)	$195,306,925
	Liabilities in excess of other assets—6.4%	(11,670,025)

	Net Assets—100.0%	$183,636,900

[1]	Non-income producing security.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	COMMON STOCKS—99.3%
	Automotive—2.3%
213,900	Genuine Parts Co.	$9,176,310

	Basic Materials—2.4%
36,273	Quaker Chemical Corp.	706,961
256,700	RPM International, Inc.	4,428,075
155,300	Sonoco Products Co.	4,207,077

		9,342,113

	Consumer Products—12.7%
118,900	Avery Dennison Corp.	6,224,415
225,300	McCormick & Co., Inc.	7,793,127
169,287	Meridian Bioscience, Inc. (The)	2,860,950
199,700	Sherwin-Williams Co. (The)	8,900,629
86,000	Stanley Works (The)	3,700,580
252,000	Supervalu, Inc.	7,953,120
72,200	Universal Corp.	3,295,930
159,900	VF Corp.	9,048,741

		49,777,492

	Energy—17.4%
79,500	American States Water Co.	2,019,300
174,200	Atmos Energy	4,581,460
59,600	Black Hills Corp.	2,043,088
66,000	California Water Service Group	2,191,860
98,800	Cleco Corp.	2,017,496
158,600	MDU Resources Group, Inc	4,286,958
62,200	MGE Energy, Inc.	2,072,504
179,400	National Fuel Gas Co.	4,885,062
132,100	Nicor, Inc.	4,883,737
71,500	Otter Tail Corp.	1,754,610
109,500	Peoples Energy Corp	4,336,200
222,200	Piedmont Natural Gas Co.	5,099,490
191,700	Pinnacle West Capital Corp.	8,032,230
113,500	UGI Corp.	5,701,105
182,200	Vectren Corp.	4,921,222
149,000	WGL Holdings, Inc.	4,516,190
92,600	WPS Resources Corp.	4,882,798

		68,225,310

	Financial Institutions—44.0%
115,900	Arthur J. Gallagher & Co.	3,226,656
201,615	Associated Banc Corp.	6,233,936
180,473	Bancorpsouth, Inc.	3,820,613
86,000	Bank of Hawaii Corp.	4,072,100
55,679	Chemical Financial Corp.	1,668,143
190,842	Cincinnati Financial Corp.	7,679,482
48,400	Citizens Banking Corp.	1,297,604
92,100	Community Bank System, Inc.	2,038,173
32,340	Community Trust Bancorp, Inc.	971,817
181,100	Compass Bancshares, Inc.	7,790,922
90,400	Corus Bankshares, Inc.	4,414,232
190,600	Fidelity National Financial, Inc.	6,120,166
84,400	First Charter Corp.	1,826,416
124,400	First Commonwealth Financial Corp.	1,637,104
32,173	First Financial Corp.	856,445
61,000	First Financial Holdings, Inc.	1,623,820
46,200	First Indiana Corp	1,145,760
37,800	First Merchants Corp.	960,876
174,400	FirstMerit Corp.	4,278,032
94,300	FNB Corp.	1,786,985
70,625	Glacier Bancorp, Inc.	1,890,631
100,900	Harleysville Group, Inc.	2,097,711
76,650	Harleysville National Corp.	1,528,401
305,700	Hibernia Corp.	9,547,011
97,000	Hudson United Bancorp	3,323,220
131,600	Jefferson-Pilot Corp.	6,607,636

See Notes to Financial Statements.

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Financial Institutions—(continued)
86,400	Mercantile Bankshares Corp.	$4,389,984
73,600	Mercury General Corp.	3,890,496
79,875	National Penn Bancshares, Inc.	1,790,798
171,045	Old National Bancorp.	3,265,249
302,900	Old Republic International Corp.	7,148,440
16,905	Park National Corp.	1,698,953
128,700	People’s Bank	5,344,911
323,000	Popular, Inc.	7,474,220
148,940	Republic Bancorp, Inc.	1,888,559
59,800	S&T Bancorp, Inc.	2,021,240
36,416	Sterling Financial Corp.	919,868
129,336	Suntrust Bank, Inc.	9,419,540
78,900	Susquehanna Bancshares, Inc.	1,659,267
93,000	SWS Group, Inc.	1,357,800
311,700	Synovus Financial Corp.	8,736,951
150,000	TCF Financial Corp.	3,793,500
117,400	United Bankshares, Inc.	3,594,788
135,135	Valley National Bancorp	3,349,997
161,810	Washington Federal, Inc.	3,606,745
68,400	WesBanco, Inc.	1,837,908
84,000	Whitney Holding Corp.	3,802,680
98,600	Wilmington Trust Corp.	3,485,510

		172,921,296

	Health Care—0.4%
48,600	Mine Safety Appliances Co.	1,735,020

	Industrials—9.8%
46,300	Bandag, Inc.	2,011,272
96,000	Federal Signal Corp.	1,346,880
295,600	Leggett & Platt, Inc.	7,969,376
109,800	McGrath Rentcorp	2,437,560
256,600	RR Donnelley & Sons Co.	8,444,706
607,500	ServiceMaster Co.	7,794,225
157,800	Vulcan Materials Co.	8,369,712

		38,373,731

	Real Estate—10.3%
61,800	Camden Property Trust (REIT)	3,151,800
168,900	Commercial Net Lease Realty (REIT)	3,205,722
80,500	Eastgroup Properties (REIT)	3,018,750
76,700	Federal Realty Investment Trust (REIT)	4,103,450
67,800	General Growth Properties, Inc. (REIT)	2,651,658
97,300	Health Care Property Investors, Inc. (REIT)	2,494,772
63,600	Healthcare Realty Trust, Inc. (REIT)	2,455,596
65,600	Kimco Realty Corp. (REIT)	3,633,584
122,800	Tanger Factory Outlet Centers (REIT)	2,844,048
143,900	United Dominion Realty Trust, Inc. (REIT)	3,187,385
105,100	Universal Health Realty (REIT)	3,442,025
81,400	Washington Real Estate Investment Trust (REIT)	2,426,534
96,650	Weingarten Realty Investors (REIT)	3,480,367

		40,095,691

	Total Common Stocks (cost $369,682,322)	389,646,963

Principal
Amount/
Shares	SHORT-TERM INVESTMENTS—0.7%

	U.S. Treasury Obligation—0.4%
$1,500,000	Federal Home Loan Bank Corp., Zero Coupon, 5/02/05	1,499,889

	Money Market Fund—0.3%
1,030,224	Fidelity Institutional Money Market Prime Portfolio	1,030,224

	Total Short-Term Investments (cost $2,530,113)	2,530,113

	Total Investments—100.0% (cost $372,212,435)	392,177,076
	Other assets in excess of liabilities—0.0%	144,126

	Net Assets—100.0%	$392,321,202

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2005
S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	COMMON STOCKS—98.5%
	Australia—7.4%
551,600	Gunns Ltd.	$1,618,229
79,000	National Australia Bank Ltd.	1,805,835
126,100	Santos Ltd.	916,105
87,600	TABCORP Holdings Ltd.	1,064,389
59,000	Wesfarmers Ltd.	1,661,333

		7,065,891

	Austria—1.0%
7,500	Boehler-Uddeholm AG	971,160

	Canada—3.3%
18,400	Royal Bank of Canada	1,098,912
52,400	Toronto-Dominion Bank	2,101,929

		3,200,841

	Denmark—1.4%
46,300	Danske Bank A/S	1,360,558

	France—2.6%
19,200	AXA	481,096
19,400	M6-Metropole Television	503,627
5,300	Societe Generale	530,070
4,300	Total SA	959,277

		2,474,070

	Germany—0.7%
10,500	BASF AG	689,356

	Hong Kong—1.3%
22,600	Hang Seng Bank Ltd.	309,512
204,500	Hong Kong Electric Holding	934,541

		1,244,053

	Italy—1.7%
169,200	Enel SpA	1,610,195

	Japan—0.7%
17,300	Toyota Motor Corp.	627,350

	Netherlands—2.9%
20,800	ABN Amro Holding NV	505,977
104,100	Koninklijke (Royal) KPN NV	871,223
24,800	Royal Dutch Petroleum Co.	1,451,924

		2,829,124

	Norway—0.3%
16,200	Ekornes ASA	321,128

	Singapore—1.0%
359,000	Singapore Press Holdings Ltd.	959,325

	Sweden—1.8%
81,300	Ratos AB	1,769,965

	United Kingdom—9.6%
55,300	Alliance & Leicester PLC	872,988
197,951	Barclays PLC	2,044,316
232,500	Electrocomponents PLC	1,025,087
33,500	Gallaher Group PLC	523,041
41,700	GlaxoSmithKline PLC	1,054,633
46,100	Jardine Lloyd Thompson Group	301,754
193,500	Rentokil Initial PLC	580,494
69,183	Scottish & Southern Energy	1,244,582
124,500	United Utilities PLC	1,514,531

		9,161,426

See Notes to Financial Statements.

S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	United States—62.8%
	Aero & Defense—0.7%
6,900	United Technologies Corp.	$701,868

	Consumer Products—5.7%
43,100	Altria Group, Inc.	2,801,069
8,100	Coca-Cola Co. (The)	351,864
23,800	ConAgra Foods, Inc.	636,650
23,000	McDonald's Corp.	674,130
21,900	UST, Inc.	1,003,020

		5,466,733

	Conglomerates—2.5%
66,000	General Electric Co.	2,389,200

	Energy—10.2%
44,100	Ameren Corp.	2,279,970
12,800	ChevronTexaco Corp.	665,600
27,000	Consolidated Edison, Inc.	1,168,560
91,100	Duke Energy Corp.	2,659,209
16,200	ExxonMobil Corp.	923,886
41,400	OGE Energy Corp.	1,142,640
10,700	Progress Energy, Inc.	449,293
8,600	Public Service Enterprise Group, Inc.	499,660

		9,788,818

	Financial Institutions—8.9%
55,700	Allied Capital Corp.	1,531,750
49,600	Bank of America Corp.	2,233,984
44,400	Citigroup, Inc.	2,085,024
5,900	Comerica, Inc.	337,834
17,300	Keycorp	573,668
13,800	Wachovia Corp.	706,284
19,360	Washington Federal, Inc.	431,534
14,100	Washington Mutual, Inc.	582,612

		8,482,690

	Health Care—4.2%
102,100	Bristol-Myers Squibb Co.	2,654,600
5,900	Johnson & Johnson	404,917
15,800	Merck & Co., Inc.	535,620
17,000	Pfizer, Inc.	461,890

		4,057,027

	Industrials—2.0%
22,600	Emerson Electric Co.	1,416,342
14,000	GATX Corp.	458,080

		1,874,422

	Real Estate—19.7%
68,300	AMLI Residential Properties Trust (REIT)	1,906,936
16,500	Agree Realty Corp. (REIT)	448,140
11,200	Colonial Properties Trust (REIT)	432,880
13,300	Duke Realty Corp. (REIT)	406,980
14,400	Equity Residential (REIT)	494,640
60,200	First Industrial Realty Trust, Inc. (REIT)	2,299,640
36,900	Healthcare Realty Trust, Inc. (REIT)	1,424,709
41,100	Health Care REIT, Inc. (REIT)	1,376,850
16,900	Kimco Realty Corp. (REIT)	936,091
10,800	Liberty Property Trust (REIT)	430,164
114,100	Nationwide Health Properties, Inc. (REIT)	2,445,163
17,800	New Plan Excel Realty Trust (REIT)	459,418
83,200	Reckson Associates Realty Corp. (REIT)	2,683,200
83,100	Thornburg Mortgage, Inc. (REIT)	2,489,676
7,900	Vornado Realty Trust (REIT)	603,955

		18,838,442

See Notes to Financial Statements.

S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	Technology—4.6%
20,400 [1]	Cisco Systems, Inc.	$352,512
19,300	Hewlett-Packard Co.	395,071
41,400	Intel Corp.	973,728
4,600	International Business Machines Corp.	351,348
10,600	Linear Technology Corp.	378,844
62,200	Microsoft Corp.	1,573,660
9,300	Pitney Bowes, Inc.	415,896

		4,441,059

	Telecommunications—4.3%
62,600	BellSouth Corp.	1,658,274
101,800	SBC Communications, Inc.	2,422,840

		4,081,114

	Total United States	60,121,373

	Total Common Stocks (cost $84,828,877)	94,405,815
	Money Market Fund—1.3%
1,256,125	Fidelity Institutional Money Market Prime Portfolio (cost $1,256,125)	1,256,125

	Total Investments—99.8% (cost $86,085,002)	95,661,940
	Other assets in excess of liabilities—0.2%	165,826

	Net Assets—100.0%	$95,827,766

[1]	Non-incoming producing security.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
April 30, 2005

		Global		Strategic	S&P
	Dividend	Energy and	Health	Dividend	Quality Rankings
	Achievers	Resources	Sciences	Achievers	Global Equity
	Trust	Trust	Trust	Trust	Managed Trust
	(BDV)	(BGR)	(BME)	(BDT)	(BQY)

Assets
Investments at value[1]	$796,071,748	$721,975,755	$195,668,243	$392,177,076	$95,661,940
Cash	—	—	67,770	—	—
Receivable for investments sold	—	—	632,045	—	—
Dividend and interest receivable	2,921,572	2,640,381	57,596	582,135	220,314
Other assets	99,182	24,994	14,465	32,933	107,839

	799,092,502	724,641,130	196,440,119	392,792,144	95,990,093

Liabilities
Cash overdraft	—	13,476	—	2,907	—
Payable for investments purchased	—	649,203	11,956,005	—	—
Outstanding options written at value[2]	—	1,859,621	361,318	—	—
Offering costs payable	—	1,154,191	312,750	—	—
Investment advisory fee payable	422,098	604,351	153,214	243,830	59,003
Licensing fee payable	64,938	—	—	32,511	11,801
Deferred Directors’ or Trustees’ fees	38,304	1,128	—	20,426	2,313
Other accrued expenses	155,033	150,007	19,932	171,268	89,210

	680,373	4,431,977	12,803,219	470,942	162,327

Net Assets	$798,412,129	$720,209,153	$183,636,900	$392,321,202	$95,827,766

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$54,518	$29,766	$7,505	$26,908	$6,033
Paid-in capital in excess of par	764,378,081	709,350,667	178,810,001	377,071,066	86,129,717
Undistributed/(Distributions in excess of )
net investment income	(12,141,900)	(5,208,640)	64,905	(5,094,806)	(394,547)
Accumulated net realized gain	9,339,252	8,101,076	984,372	353,393	509,019
Net unrealized appreciation	36,782,178	7,936,284	3,770,117	19,964,641	9,577,544

Net assets applicable to common shareholders,
April 30, 2005	$798,412,129	$720,209,153	$183,636,900	$392,321,202	$95,827,766

Net asset value per common share[3]	$14.64	$24.20	$24.47	$14.58	$15.88

[1]Investments at cost	$759,289,570	$715,686,354	$192,022,982	$372,212,435	$86,085,002
[2]Premium received	—	3,511,881	486,177	—	—
[3]Common shares outstanding	54,518,315	29,766,217	7,504,817	26,908,028	6,033,028

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the period[1] ended April 30, 2005

		Global		Strategic	S&P
	Dividend	Energy and	Health	Dividend	Quality Rankings
	Achievers	Resources	Sciences	Achievers	Global Equity
	Trust	Trust	Trust	Trust	Managed Trust
	(BDV)	(BGR)	(BME)	(BDT)	(BQY)

Investment Income
Interest income	$46,157	$1,426,981	$220,183	$37,518	$12,988
Dividend income	15,520,817	7,139,757	37,440	8,670,345	2,279,624

Total investment income	15,566,974	8,566,738	257,623	8,707,863	2,292,612

Expenses
Investment advisory	2,612,083	2,867,402	153,214	1,522,756	357,559
Transfer agent	15,023	7,582	1,699	9,890	9,890
Custodian	55,075	48,697	5,777	39,096	25,887
Reports to shareholders	71,707	38,754	4,247	49,453	27,199
Trustees	38,821	25,285	2,038	28,683	7,417
Registration	19,781	11,457	1,805	15,579	988
Independent accountants	17,801	10,783	3,227	17,801	17,206
Legal	35,000	20,893	2,081	22,326	10,500
Insurance	30,719	25,274	1,911	14,721	3,249
Organization	—	15,000	15,000	—	—
License fee	401,859	—	—	203,034	71,512
Miscellaneous	70,149	18,820	1,719	44,913	13,043

Total expenses excluding interest expense	3,368,018	3,090,947	192,718	1,968,252	544,450

Less fees waived by Advisor	—	(477,900)	—	—	—
Net expenses	3,368,018	2,613,047	192,718	1,968,252	544,450

Net investment income	12,198,956	5,953,691	64,905	6,739,611	1,748,162

Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
related transactions
Net realized gain on investments	9,339,252	8,754,202	984,372	374,925	734,901
Foreign currency	—	(653,126)	—	—	(9,951)

	9,339,252	8,101,076	984,372	374,925	724,950

Net change in unrealized appreciation/depreciation on:
Investments	1,387,150	7,941,664	3,770,117	(5,254,771)	3,373,551
Foreign currency	—	(5,380)	—	—	181

	1,387,150	7,936,284	3,770,117	(5,254,771)	3,373,732

Net gain/(loss) on investments and
foreign currency related transactions	10,726,402	16,037,360	4,754,489	(4,879,846)	4,098,682

Net Increase in Net Assets Resulting
from Operations	$22,925,358	$21,991,051	$4,819,394	$1,859,765	$5,846,844

[1]	Commencement of investment operations for Global Energy and Resources and Health Sciences was December 29, 2004, and March 31, 2005, respectively.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
For the periods[1] ended April 30, 2005, and October 31, 2005

			Global Energy
	Dividend Achievers Trust		and Resources Trust	Health Sciences Trust
	(BDV)		(BGR)	(BME)

	2005	2004	2005	2005

Increase in Net Assets
Operations:
Net investment income	$12,198,956	$20,019,707	$5,953,691	$64,905
Net realized gain (loss)	9,339,252	1,055,764	8,101,076	984,372
Net change in unrealized appreciation/depreciation	1,387,150	35,395,028	7,936,284	3,770,117

Net increase in net assets resulting from operations	22,925,358	56,470,499	21,991,051	4,819,394

Distributions to Shareholders:
Ordinary income	(24,533,241)[2]	(20,827,751)	(11,162,331)	—
Long-term gains	—	(70,335)	—	—
Tax return of capital	—	(15,682,716)	—	—

Total distributions	(24,533,241)	(36,580,802)	(11,162,331)	—

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	686,795,053	633,917,815	178,817,506
Net proceeds from the underwriters’ over-allotment
option exercised	—	85,950,000	75,462,618	—
Reinvestment of distributions	—	7,385,262	—	—

Net proceeds from capital share transactions	—	780,130,315	709,380,433	178,817,506

Total increase in net assets	(1,607,883)	800,020,012	720,209,153	183,636,900

Net Assets:
Beginning of period	800,020,012	—	—	—

End of period	$798,412,129	$800,020,012	$720,209,153	$183,636,900

End of period undistributed (distributions in excess of)
net investment income	$(12,141,900)	$192,385	$(5,208,640)	$64,905

[1]	Commencement of investment operations for Dividend Achievers, Global Energy and Resources, Health Sciences, Strategic Dividend Achievers and S&P Quality Rankings was December 23, 2003, December 29, 2004, March 31, 2005, March 30, 2004, and May 28, 2004, respectively. This information includes the initial investments by BlackRock Funding, Inc.

[2]	The ordinary income distributions for Dividend Achievers, Strategic Dividend Achievers and S&P Quality Rankings have estimated components of tax return of capital consisting of $3,186,826, $5,222,612 and $137,198, respectively.

See Notes to Financial Statements.

Strategic Dividend		S&P Quality Rankings
Achievers Trust		Global Equity Managed Trust
(BDT)		(BQY)

2005	2004	2005	2004

$6,739,611	$4,860,844	$1,748,162	$1,222,954
374,925	(67,095)	724,950	(309,641)
(5,254,771)	25,219,412	3,373,732	6,203,812

1,859,765	30,013,161	5,846,844	7,117,125

(12,108,612)[2]	(4,556,086)	(2,262,386)[2]	(1,024,567)
—	—	—	—
—	(7,552,527)	—	(106,626)

(12,108,612)	(12,108,613)	(2,262,386)	(1,131,193)

—	364,610,501	—	83,750,501

—	20,055,000	—	2,506,875
—	—	—	—

—	384,665,501	—	86,257,376

(10,248,847)	402,570,049	3,584,458	92,243,308

402,570,049	—	92,243,308	—

$392,321,202	$402,570,049	$95,827,766	$92,243,308

$(5,094,806)	$274,195	$(394,547)	$100,921

FINANCIAL HIGHLIGHTS
BlackRock Dividend Achievers Trust (BDV)

	For the	For the Period
	Six Months	December 23, 2003[1]
	Ended April 30, 2005	through
	(unaudited)	October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.67	$14.33 [2]

Investment operations:
Net investment income	0.23	0.37
Net realized and unrealized gain	0.19	0.66

Net increase from investment operations	0.42	1.03

Distributions:
Ordinary income	(0.45)[3]	(0.38)
Tax return of capital	—	(0.29)

Total distributions	(0.45)	(0.67)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$14.64	$14.67

Market price, end of period	$14.03	$14.98

TOTAL INVESTMENT RETURN[4]	(3.47)%	4.62%

RATIOS TO AVERAGE NET ASSETS:[5]
Total expenses	0.84%	0.83%
Net investment income	3.04%	3.00%

SUPPLEMENTAL DATA:
Average net assets (000)	$810,378	$777,731
Portfolio turnover	24%	6%
Net assets, end of period (000)	$798,412	$800,020

[1]	Commencement of investment operations was December 23, 2003. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	The ordinary income distribution has an estimated component of tax return of capital of $0.06 per share.
[4]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Energy and Resources Trust (BGR)

For the Period
December 29, 2004[1]
through April 30, 2005
(unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period[2]	$23.88

Investment operations:
Net investment income	0.20
Net realized and unrealized gain	0.54

Net increase from investment operations	0.74

Distributions:
Ordinary income	(0.38)
Tax return of capital	—

Total distributions	(0.38)

Capital charges with respect to issuance of shares	(0.04)

Net asset value, end of period	$24.20

Market price, end of period	$22.87

TOTAL INVESTMENT RETURN[3]	(7.13)%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.29%
Net investment income	2.49%

SUPPLEMENTAL DATA:
Average net assets (000)	$709,080
Portfolio turnover	13%
Net assets, end of period (000)	$720,209

[1]	Commencement of investment operations was December 29, 2004. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Health Sciences Trust (BME)

For the Period
March 31, 2004[1]
through April 30, 2005
(unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period[2]	$23.88

Investment operations:
Net investment income	0.01
Net realized and unrealized gain	0.62

Net increase from investment operations	0.63

Capital charges with respect to issuance of shares	(0.04)

Net asset value, end of period	$24.47

Market price, end of period	$23.80

TOTAL INVESTMENT RETURN[3]	(4.80)%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.26%
Net investment income	0.42%

SUPPLEMENTAL DATA:
Average net assets (000)	$180,397
Portfolio turnover	28%
Net assets, end of period (000)	$183,637

[1]	Commencement of investment operations was March 31, 2005. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Dividend Achievers Trust (BDT)

	For the	For the Period
	Six Months	March 30, 2004[1]
	Ended April 30, 2005	through
	(unaudited)	October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.96	$14.33 [2]

Investment operations:
Net investment income	0.26	0.18
Net realized and unrealized gain	(0.19)	0.92

Net increase from investment operations	0.07	1.10

Distributions:
Ordinary income	(0.45)[3]	(0.17)
Tax return of capital	—	(0.28)

Total distributions	(0.45)	(0.45)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$14.58	$14.96

Market price, end of period	$13.71	$14.54

TOTAL INVESTMENT RETURN[4]	(2.81)%	0.01%

RATIOS TO AVERAGE NET ASSETS:[5]
Total expenses	0.97%	0.99%
Net investment income	3.32%	2.18%

SUPPLEMENTAL DATA:
Average net assets (000)	$409,433	$377,074
Portfolio turnover	0%	1%
Net assets, end of period (000)	$392,321	$402,570

[1]	Commencement of investment operations was March 30, 2004. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	The ordinary income distribution has an estimated component of tax return of capital of $0.19 per share.
[4]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

FINANCIAL HIGHLIGHTS
S&P Quality Rankings Global Equity Managed Trust (BQY)

	For the	For the Period
	Six Months	May 28, 2004[1]
	Ended April 30, 2005	through
	(unaudited)	October 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.29	$14.33 [2]

Investment operations:
Net investment income	0.31	0.21
Net realized and unrealized gain	0.66	0.96

Net increase from investment operations	0.97	1.17

Distributions:
Ordinary income	(0.38)[3]	(0.17)
Tax return of capital	—	(0.02)

Total distributions	(0.38)	(0.19)

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$15.88	$15.29

Market price, end of period	$13.58	$13.80

TOTAL INVESTMENT RETURN[4]	0.97%	(6.80)%

RATIOS TO AVERAGE NET ASSETS:[5]
Total expenses	1.14%	1.23%
Net investment income	3.67%	3.27%

SUPPLEMENTAL DATA:
Average net assets (000)	$96,139	$87,094
Portfolio turnover	3%	4%
Net assets, end of period (000)	$95,828	$92,243

[1]	Commencement of investment operations was March 30, 2004. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	The ordinary income distribution has an estimated component of tax return of capital of $0.02 per share.
[4]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies     BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Global Energy Resources Trust (“Global Energy and Resources”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”) and S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) (collectively, the “Trusts”) are organized as Delaware statutory trusts and registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Dividend Achievers was organized on September 29, 2003, and had no transactions until December 15, 2003, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Dividend Achievers commenced on December 23, 2003. Global Energy and Resources was organized on October 20, 2004, and had no transactions until December 6, 2004, when the Trust sold 4,817 common shares for $115,006 to BlackRock Funding, Inc. Investment operations for Global Energy and Resources commenced on December 29, 2004. Health Sciences was organized on January 19, 2005, and had no transactions until March 10, 2005, when the Trust sold 4,827 common shares for $115,006 to BlackRock Funding, Inc. Investment operations for Health Sciences commenced on March 31, 2005. Strategic Dividend Achievers was organized on January 22, 2004, and had no transactions until March 10, 2004, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Strategic Dividend Achievers commenced on March 30, 2004. S&P Quality Rankings was organized on February 18, 2004, and had no transactions until May 11, 2004, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for S&P Quality Rankings commenced on May 28, 2004.

Investment Valuation:  Each Trust values its investments primarily by using market quotations. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments or other assets for which current market quotations are not readily available are valued at their fair value (“Fair Value Assets”) as determined in good faith under procedures established by and under the general supervision and responsibility of each Trust’s Board of Trustees (the “Board”). The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board of Trustees.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Federal Income Taxes: It is each Trust’s intention to elect to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required.

Dividends and Distributions: The Trusts declare and pay dividends and distributions to common shareholders quarterly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements     Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.65% for Dividend Achievers, 1.20% for Global Energy and Resources, 1.00% for Health Sciences, 0.75% for Strategic Dividend Achievers and 0.75% for S&P Quality Rankings, of each Trust’s average weekly managed assets. Because the Trusts have no present intention of borrowing for investment purposes, the Trusts’“managed assets” will generally be equal to the Trusts’net assets. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or some other expenses on Global Energy and Resources as a percentage of its average weekly managed assets as follows: 0.20% for first five years of the Trust’s operations, 0.15% in year 6, 0.10% in year 7 and 0.05% in year 7.

     Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs. Each Trust bears all other costs and expenses, which may include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance support to the Trust.

Dividend Achievers Universe: Dividend Achievers and Strategic Dividend Achievers have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieverTM universe of common stocks. If Mergent® revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Mergent®’’and “Dividend AchieversTM’’are trademarks of Mergent® and have been licensed for use by Dividend Achievers and Strategic Dividend Achievers. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in either Trust.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®.

Note 3. Portfolio Securities     Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 were as follows:

Trust	Purchases	Sales

Dividend Achievers	$190,776,653	$194,725,828
Global Energy and Resources	773,554,264	77,230,331
Health Sciences	158,652,562	19,807,287
Strategic Dividend Achievers	—	1,957,434
S&P Quality Rankings	3,232,476	3,209,848

     At April 30, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Dividend Achievers	$758,905,392	$53,916,009	$(16,749,653)	$37,166,356
Global Energy and Resources	715,941,532	26,054,197	(20,019,974)	6,034,223
Health Sciences	192,132,565	4,718,534	(1,182,856)	3,535,678
Strategic Dividend Achievers	371,731,236	31,935,054	(11,489,214)	20,445,840
S&P Quality Rankings	85,833,332	11,598,004	(1,769,396)	9,828,608

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of October 31, 2004. These amounts may be used to offset future realized capital gains, if any:

	Capital Loss
Trust	Carryforward Amount	Expires

Strategic Dividend Achievers	$ 21,532	2012
S&P Quality Rankings	215,931	2012

Transactions in options written during the period ended April 30, 2005, were as follows:

	Global Energy and Resources				Health Sciences
	Calls		Puts		Calls		Puts

	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at
beginning of period	—	$—	—	$—	—	$—	—	$—
Options written	54,161	5,521,858	31,232	2,805,544	2,160	279,714	9,783	639,301
Options closed	(4,360)	(436,506)	(2,368)	(260,224)			(11)	(407)
Options expired	(21,719)	(1,942,450)	(25,319)	(2,176,341)	(98)	(2,793)	(6,169)	(429,638)
Options exercised	—	—

Options outstanding at
end of period	28,082	$3,142,902	3,545	$368,979	2,062	$276,921	3,603	$209,256

     As of April 30, 2005, portfolio securities subject to covered call options written by Global Energy and Resources and Health Sciences were valued at $128,041,545 and $11,159,652, respectively.

     As of April 30, 2005, Global Energy and Resources and Health Sciences had Treasury Bills at its custodian bank to cover the Trusts’commitments under open put option contracts written with market values of $49,140,294 and $3,495,413, respectively.

Note 4. Distributions to Shareholders     The estimated tax character of distributions paid during the six months ended April 30, 2005 and the tax character of distributions paid during year ended October 31, 2004, were as follows:

	Six Months ended April 30, 2005

Distributions Paid From:	Ordinary	Long-term	Return of	Total
	Income	Gains	Capital	Distributions

Dividend Achievers	$21,346,415	$—	$3,186,826	$24,533,241
Global Energy and Resources	11,162,331	—	—	11,162,331
Strategic Dividend Achievers	6,886,000	—	5,222,612	12,108,612
S&P Quality Rankings	2,125,188	—	137,198	2,262,386

	Year ended October 31, 2004

Distributions Paid From:	Ordinary	Long-term	Return of	Total
	Income	Gains	Capital	Distributions

Dividend Achievers	$20,827,751	$70,335	$15,682,716	$36,580,802
Strategic Dividend Achievers	4,556,086	—	7,552,527	12,108,613
S&P Quality Rankings	1,024,567	—	106,626	1,131,193

As of April 30, 2005, the estimated components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
Trust	Ordinary Income	Long-term Gains	Net Appreciation

Dividend Achievers	$—	$9,415,669	$37,166,356
Global Energy and Resources	3,162,614	—	7,681,106
Health Sciences	1,173,860	—	3,660,534
Strategic Dividend Achievers	—	101,504	20,445,840
S&P Quality Rankings	—	111,665	9,829,214

Note 5. Capital     There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. At April 30, 2005, the shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common Shares	Common Shares
Trust	Outstanding	Owned

Dividend Achievers	54,518,315	8,028
Global Energy and Resources	29,766,217	4,817
Health Sciences	7,504,817	4,817
Strategic Dividend Achievers	26,908,028	8,028
S&P Quality Rankings	6,033,028	8,028

Transactions in common shares of beneficial interest from commencement of investment operation through April 30, 2005, were as follows:

	Commencement				Net Increase
	of Investment	Initial Public	Underwriters’ Exercising	Reinvestment	in Shares
Trust	Operations	Offering	the Over-allotment Option	of Distributions	Outstanding

Dividend Achievers	December 23, 2003	48,008,028	6,000,000	510,287	54,518,315
Global Energy and
Resources	December 29, 2004	26,604,817	3,161,400	—	29,766,217
Health Sciences	March 31, 2005	7,504,817	—	—	7,504,817
Strategic Dividend
Achievers	March 30, 2004	25,508,028	1,400,000	—	26,908,028
S&P Quality Rankings	May 28, 2004	5,858,028	175,000	—	6,033,028

     Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for Dividend Achievers, Global Energy and Resources, Health Sciences, Strategic Dividend Achievers, and S&P Quality Rankings in the amounts of $921,289, $1,154,191, $312,750, $657,500 and $135,625, respectively.

Note 6. Distributions Subsequent to April 30, 2005, the Board declared distributions per common share for S&P Quality Rankings payable May 31, 2005, to shareholders of record on May 16, 2005, and for Dividend Achievers, Global Energy and Resources, Health Sciences and Strategic Dividend Achievers payable June 30, 2005, to shareholders of record on June 15, 2005. The per share distributions declared were as follows:

Distribution Per
Trust	Common Share

Dividend Achievers	$0.225000
Global Energy and Resources	0.375000
Health Sciences	0.384375
Strategic Dividend Achievers	0.225000
S&P Quality Rankings	0.187500

DIVIDEND REINVESTMENT PLANS (unaudited)

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

     The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any Federal income tax that may be payable on such distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

ADDITIONAL INFORMATION (unaudited)

     During the period, there were no material changes in any Trust’s investment objective or policies that were not approved by the shareholders or any Trust’s charters or by-laws or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible that was not approved by the shareholders for the day-to-day management of the Trusts’ portfolio.

     The Joint Annual Meeting of Shareholders was held on May 26, 2005, for shareholders of record as of February 28, 2005, to elect a certain number of Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2008.

Elected the Class I Trustees as follows:

	Richard E. Cavanagh		R. Glenn Hubbard		James Clayburn La Force, Jr.

	Votes for	Votes withheld	Votes for	Votes withheld	Votes for	Votes withheld

Global Energy and Resources	28,150,072	349,275	28,156,812	342,535	28,161,912	337,435
Strategic Dividend Achievers	26,088,766	335,714	26,085,459	339,021	26,097,558	326,922
S&P Quality Rankings	5,782,211	91,507	5,782,111	91,607	5,778,703	95,015

Elected the Class II Trustee as follows:

	Kathleen F. Feldstein

	Votes for	Votes withheld

Strategic Dividend Achievers[1]	26,072,962	351,518
S&P Quality Rankings[1]	5,783,697	90,021

Elected the Class II Trustees as follows:

	Frank J. Fabozzi		Kathleen F. Feldstein		Walter F. Mondale		Ralph L. Schlosstein

	Votes for	Votes withheld	Votes for	Votes withheld	Votes for	Votes withheld	Votes for	Votes withheld

Dividend Achievers	52,318,395	989,899	52,282,768	1,025,526	52,100,008	1,208,286	52,307,830	1,000,464

[1]	Kathleen F. Feldstein will serve until the end of the 2006 term for the class of Trustee she was appointed.

     The following Trusts had an additional proposal (“Proposal #2A”) to amend it’s respective Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its board to 11:

	Votes For	Votes Against	Votes Withheld

Dividend Achievers	51,089,595	1,500,798	717,901
Strategic Dividend Achievers	25,542,040	543,037	339,403
S&P Quality Rankings	5,570,049	113,650	190,019

     The following Trust had an additional proposal (“Proposal #2B”) to amend it’s respective Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Global Energy and Resources	28,010,119	243,415	245,813

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

NOTICE TO SHAREHOLDERS (unaudited)

     Before Global Energy and Resources and Health Sciences (collectively, the “Trusts”) initial public offering, the Trusts disclosed that they may engage in the purchase and sale of over-the-counter options. However, at that time, the Trusts did not intend to make transactions involving over-the-counter options a substantial portion of their option writing strategy. Currently, the Trusts’ portfolio managers believe there are attractive opportunities to make greater use of over-the-counter options. The Trusts now anticipate that they will engage in the purchase and sale of over-the-counter options with greater frequency.

     Over-the-counter options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Trust may be required to restrict the sale of securities being used to cover certain written over-the-counter options. The over-the-counter options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trusts’ ability to terminate the over-the-counter options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trusts may be unable to liquidate an over-the-counter option position.

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BlackRock Closed-End Funds

Trustees	Custodian
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein[1]
R. Glenn Hubbard[2]
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale	The Bank of New York 100 Colonial Center Parkway Suite 200 Lake Mary, FL 32746
Transfer Agent
The Bank of New York P.O. Box 11258 Church Street Station New York, NY 10286 (866) 216-0242
Officers

Robert S. Kapito, President Henry Gabbay, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Richard M. Shea, Vice President/Tax
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Independent Registered Public Accounting Firm
Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Legal Counsel
Investment Advisor	Skadden, Arps, Slate, Meagher & Flom LLP
BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 (800) 227-7BFM	Four Times Square New York, NY 10036
Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
Sub-Advisor	919 Third Avenue
BlackRock Financial Management, Inc. 40 East 52nd Street New York, NY 10022	New York, NY 10022
This report is for shareholder information. This is not a prospectus intended for use in
Accounting Agent	the purchase or sale of Trust shares. Statements and other information contained in this
The Bank of New York	report are as dated and are subject to change.
101 Barclay Street, 13 West
New York, NY 10286	BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 (800) 227-7BFM

[1]	Appointed as a Trustee of Global Energy and Resources on January 19, 2005. Appointed as an Advisory Board Member of Dividend Achievers, Strategic Dividend Achievers and S&P Quality Rankings on January 19, 2005. Elected by shareholders as a Trustee of Dividend Achievers, Strategic Dividend Achievers and S&P Quality Rankings on May 26, 2005. For Global Energy and Resources Ms. Feldstein’s class of trustees did not stand for election at the May 26, 2005 shareholder meeting.
[2]	Appointed as a Trustee of Dividend Achievers, Global Energy and Resources, Strategic Dividend Achievers and S&P Quality Rankings on November 16, 2004. Elected by shareholders as a Trustee of Global Energy and Resources, Strategic Dividend Achievers and S&P Quality Rankings on May 26, 2005. For Dividend Achievers Mr. Hubbard’s class of trustees did not stand for election at the May 26, 2005 shareholder meeting.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (866) 216-0242.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (866)216-0242. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (866) 216-0242 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (866) 216-0242.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-7

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Dividend AchieversTM Trust

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 1, 2005

By: /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 1, 2005